REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                November 23, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                          Re: Equity Securities Trust, Signature Series, Reich & Tang Growth and Value Trust II File No. 333-56917

Gentlemen:

              As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

              (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

              (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1999 and became effective October 28, 1999 pursuant to Rule 485(b).

                                         Equity Securities Trust, Signature
                                         Series, Reich & Tang Growth and Value
                                         Trust II


                                         REICH & TANG DISTRIBUTORS, INC.


                                         By:  /s/ PETER J. DEMARCO
                                              ---------------------------------
                                               Peter J. DeMarco
                                               Authorized Signatory



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